U.S. Securities and Exchange Commission
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type:


1. Name and address of issuer:
     WRL Series Annuity Account
	of Western Reserve Life Assurance Co. of Ohio
	570 Carillon Parkway
	St. Petersburg, FL  33716

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes):

WRL Series Annuity Account	x

  3.	Investment Company Act File Number:	811-5672

	Securities Act File Number:  33-24856, 33-49550,
		 33-49556, 33-49558, 333-24959, 333-82705,
		333-93169, 333-31228, and 333-84773.

 4(a).	Last day of fiscal year for which this Form is filed:
	December 31, 2001

 4(b).	Check box if this Form is being filed late
(i.e., more than 90 days after the end of the issuer's fiscal year).
	N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4.(c).	Check box if this is the last time the issuer will
be filing this Form.

		N/A

 5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24(f):   $4,686,027,408

	(ii)	Aggregate price of securities redeemed or
		   repurchased during the fiscal year:   $4,807,107,156

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending
		no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
		to the Commission:   $  0
	(iv)	Total available redemption credits [add items
		5(ii) and 5(iii)]:   $4,807,107,156

	(v)	Net sales - if item 5(i) is greater than item
		5(iv) [subtract item 5(iv) from item 5(i)]:   $(121,079,748)

	(vi)	Redemption credits available for use in future
		years - if item 5(i) is less than item 5(iv)
		[subtract item 5(iv) from item 5(i)]:   (      )

	(vii)	Multiplier for determining registration fee
		(see instruction C.9):   x  .000092

	(viii)	Registration fee due [multiply item 5(v) by
		item 5(vii) (enter "0" if no fee is due)]:   $   0

 6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an
amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:   0  .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use
by the issuer in future fiscal years, then state that number here:  0   .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

		+$   0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

		=$   0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	March __, 2002.

	Method of Delivery:   Wire Transfer      Mail or other means

SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By: 	   /s/ Allan J. Hamilton
	Name:  Allan J. Hamilton
	Title:    Treasurer

	Date:     March 26, 2002

*Please print the name and title of the signing officer below the signature.